Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets

	As of December 31,
(in thousands)	2017	2018
Prepaid advertising	€12,577	€6,267
Other prepaid expenses	3,755	1,341
Other assets	2,426	738
Total	€18,758	€8,346